Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenue:
Cloud technology services from Tencent Group	35,403	24,915	20,363
Payment processing fees to Tencent Group	10,354	6,898	1,984
Total	45,757	31,813	22,347

Schedule of balances with the major related parties	The Group had the following balances with the major related parties:

	As of March 31,
	2022	2023
	RMB	RMB
Due from Tencent Group	640	1,260
Due to Tencent Group	(4,694)	(4,196)